Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2017
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Jan. 01, 2017
Capital Group Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund | Share class
Prospectus:
Trading Symbol	CCBPX
Capital Group Global Equity Fund | Share class
Prospectus:
Trading Symbol	CGLOX
Capital Group International Equity Fund | Share class
Prospectus:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund | Share class
Prospectus:
Trading Symbol	CUSEX